Goodwill and Other Intangible Assets - Changes in the carrying amount of goodwill (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in the carrying amount of goodwill
Goodwill beginning balance	$ 480,065	$ 446,318	$ 336,982
Acquisitions	58,315	34,041	123,144
Foreign currency translation adjustments	3,935	(321)	(13,808)
Other adjustments	(76)	27
Goodwill ending balance	$ 542,239	$ 480,065	$ 446,318